SCHEDULE OF INFORMATION ON LONG LIVED ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and ROU assets	$ 56	$ 123
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and ROU assets	43	102
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and ROU assets	$ 13	$ 21